Quarterly Holdings Report
for
Fidelity® Growth Opportunities ETF
April 30, 2021
GOE-QTLY-0621
1.9900248.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
COMMUNICATION SERVICES – 22.9%
Entertainment – 6.1%
Activision Blizzard, Inc.	1,202	$ 109,610
Netflix, Inc. (a)	859	441,071
Roku, Inc. (a)	1,077	369,379
Sea Ltd. ADR (a)	2,520	636,401
Spotify Technology S.A. (a)	88	22,186
The Walt Disney Co. (a)	348	64,735
		1,643,382
Interactive Media & Services – 13.6%
Alphabet, Inc. Class A (a)	204	480,114
Alphabet, Inc. Class C (a)	583	1,405,100
Facebook, Inc. Class A (a)	3,223	1,047,733
IAC/InterActiveCorp (a)	159	40,302
JOYY, Inc. ADR	814	77,379
Match Group, Inc. (a)	325	50,580
MediaAlpha, Inc. (a)	363	16,063
Pinterest, Inc. Class A (a)	58	3,849
Snap, Inc. Class A (a)	3,226	199,431
Twitter, Inc. (a)	1,447	79,903
ZoomInfo Technologies, Inc. Class A (a)	4,270	221,442
		3,621,896
Media – 1.4%
Comcast Corp. Class A	2,424	136,108
Magnite, Inc. (a)	4,030	161,401
TechTarget, Inc. (a)	871	66,806
		364,315
Wireless Telecommunication Services – 1.8%
T-Mobile US, Inc. (a)	3,663	483,992
TOTAL COMMUNICATION SERVICES		6,113,585
CONSUMER DISCRETIONARY – 14.2%
Automobiles – 2.3%
Tesla, Inc. (a)	839	595,220
XPeng, Inc. ADR (a)	340	10,170
		605,390
Diversified Consumer Services – 0.1%
Arco Platform Ltd. Class A (a)	913	23,427
Northern Star Acquisition Corp. (a)	1,118	11,918
		35,345
Hotels, Restaurants & Leisure – 0.1%
Airbnb, Inc. Class A (a)	80	13,817
Penn National Gaming, Inc. (a)	103	9,179
		22,996
Household Durables – 0.6%
Purple Innovation, Inc. (a)	4,775	162,732
The Lovesac Co. (a)	80	5,862
		168,594
Internet & Direct Marketing Retail – 8.7%
Alibaba Group Holding Ltd. ADR (a)	1,221	281,990
Amazon.com, Inc. (a)	413	1,432,045
Coupang, Inc. (a)	258	10,810

	Shares	Value

DoorDash, Inc. Class A (a)	65	$ 9,306
Etsy, Inc. (a)	368	73,155
Farfetch Ltd. Class A (a)	258	12,639
JD.com, Inc. ADR (a)	303	23,440
MercadoLibre, Inc. (a)	73	114,682
Pinduoduo, Inc. ADR (a)	2,497	334,423
Porch Group, Inc. (a)	1,443	19,206
		2,311,696
Leisure Products – 0.5%
Peloton Interactive, Inc. Class A (a)	1,253	123,232
Specialty Retail – 1.8%
CarLotz, Inc. (a)	2,947	22,338
Carvana Co. (a)	1,464	417,621
Shift Technologies, Inc. (a)	4,933	41,585
		481,544
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp. (a)	13	4,397
Lululemon Athletica, Inc. (a)	68	22,798
		27,195
TOTAL CONSUMER DISCRETIONARY		3,775,992
CONSUMER STAPLES – 1.5%
Food & Staples Retailing – 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	1,024	45,742
Costco Wholesale Corp.	579	215,440
		261,182
Food Products – 0.5%
AppHarvest, Inc. (a)	5,895	100,864
Beyond Meat, Inc. (a)	135	17,777
Freshpet, Inc. (a)	131	24,211
		142,852
Tobacco – 0.0%
RLX Technology, Inc. ADR (a)	236	2,570
TOTAL CONSUMER STAPLES		406,604
FINANCIALS – 1.9%
Banks – 0.6%
Wells Fargo & Co.	3,355	151,143
Capital Markets – 0.1%
Coinbase Global, Inc. (a)	21	6,251
XP, Inc. (a)	889	35,204
		41,455
Consumer Finance – 1.0%
Capital One Financial Corp.	581	86,615
LendingTree, Inc. (a)	885	182,744
		269,359
Insurance – 0.2%
Goosehead Insurance, Inc. Class A	177	19,459
Palomar Holdings, Inc. (a)	142	9,991

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Insurance – continued
Trupanion, Inc. (a)	196	$ 15,896
		45,346
TOTAL FINANCIALS		507,303
HEALTH CARE – 15.0%
Biotechnology – 5.5%
AbbVie, Inc.	682	76,043
Agios Pharmaceuticals, Inc. (a)	1,283	71,591
Alnylam Pharmaceuticals, Inc. (a)	682	95,916
Applied Therapeutics, Inc. (a)	598	11,075
Argenx SE (a)	201	57,629
Ascendis Pharma A/S ADR (a)	77	11,163
Aurinia Pharmaceuticals, Inc. (a)	1,090	14,464
Black Diamond Therapeutics, Inc. (a)	160	4,262
Crinetics Pharmaceuticals, Inc. (a)	509	8,811
Cytokinetics, Inc. (a)	639	16,256
Exelixis, Inc. (a)	1,154	28,411
Forma Therapeutics Holdings, Inc. (a)	270	7,277
Global Blood Therapeutics, Inc. (a)	79	3,222
Gritstone Oncology Inc. (a)	1,200	10,860
Horizon Therapeutics PLC (a)	401	37,943
Keros Therapeutics, Inc. (a)	386	22,697
Kura Oncology, Inc. (a)	359	9,668
Kymera Therapeutics, Inc. (a)	12	547
Mirati Therapeutics, Inc. (a)	124	20,611
Moderna, Inc. (a)	374	66,879
Neurocrine Biosciences, Inc. (a)	1,820	171,972
Novavax, Inc. (a)	812	192,387
Prelude Therapeutics, Inc. (a)	436	18,068
Protagonist Therapeutics, Inc. (a)	492	14,238
Regeneron Pharmaceuticals, Inc. (a)	635	305,625
Relay Therapeutics, Inc. (a)	789	25,019
REVOLUTION Medicines, Inc. (a)	680	22,569
Sarepta Therapeutics, Inc. (a)	752	53,272
TG Therapeutics, Inc. (a)	720	32,191
Translate Bio, Inc. (a)	1,248	28,979
Turning Point Therapeutics, Inc. (a)	9	686
Vaxcyte, Inc. (a)	370	6,871
Zentalis Pharmaceuticals, Inc. (a)	127	7,534
		1,454,736
Health Care Equipment & Supplies – 2.9%
Boston Scientific Corp. (a)	5,344	232,998
Danaher Corp.	366	92,942
DexCom, Inc. (a)	254	98,069
Hologic, Inc. (a)	1,043	68,369
Novocure Ltd. (a)	678	138,380
Outset Medical, Inc. (a)	105	6,291
Penumbra, Inc. (a)	235	71,908
TransMedics Group, Inc. (a)	2,615	75,077
		784,034

	Shares	Value

Health Care Providers & Services – 5.8%
1Life Healthcare, Inc. (a)	5,243	$ 228,123
agilon health, Inc. (a)	1,359	42,849
Alignment Healthcare, Inc. (a)	788	20,914
Centene Corp. (a)	2,329	143,792
Cigna Corp.	518	128,987
Clover Health Investments Corp. (a)	903	8,895
Guardant Health, Inc. (a)	231	36,724
Humana, Inc.	750	333,930
Oak Street Health, Inc. (a)	1,920	118,330
UnitedHealth Group, Inc.	1,236	492,917
		1,555,461
Health Care Technology – 0.4%
GoodRx Holdings, Inc. Class A (a)	1,050	42,011
Inspire Medical Systems, Inc. (a)	200	47,364
Veeva Systems, Inc. Class A (a)	23	6,496
		95,871
Life Sciences Tools & Services – 0.1%
10X Genomics, Inc. Class A (a)	41	8,110
Maravai LifeSciences Holdings, Inc. Class A (a)	807	31,400
		39,510
Pharmaceuticals – 0.3%
AstraZeneca PLC ADR	16	849
IMARA, Inc. (a)	946	7,000
Nektar Therapeutics (a)	2,931	57,477
Terns Pharmaceuticals, Inc. (a)	629	13,838
		79,164
TOTAL HEALTH CARE		4,008,776
INDUSTRIALS – 3.5%
Aerospace & Defense – 0.0%
Northrop Grumman Corp.	25	8,861
Building Products – 0.2%
The AZEK Co., Inc. (a)	1,336	64,502
Commercial Services & Supplies – 0.3%
ACV Auctions, Inc. (a)	1,923	65,363
Electrical Equipment – 0.6%
Array Technologies, Inc. (a)	1,486	41,846
Shoals Technologies Group, Inc. (a)	343	11,000
Sunrun, Inc. (a)	2,353	115,297
		168,143
Road & Rail – 2.4%
LYFT, Inc. Class A (a)	3,625	201,767
TuSimple Holdings, Inc. (a)	544	20,906
Uber Technologies, Inc. (a)	7,542	413,075
		635,748
TOTAL INDUSTRIALS		942,617

Quarterly Report	3

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – 38.4%
Communications Equipment – 0.3%
Lumentum Holdings, Inc. (a)	962	$ 81,818
Electronic Equipment, Instruments & Components – 0.1%
II-VI, Inc. (a)	182	12,219
Jabil, Inc.	178	9,331
		21,550
IT Services – 6.8%
Affirm Holdings, Inc. (a)	100	7,050
EPAM Systems, Inc. (a)	94	43,029
Global Payments, Inc.	552	118,476
GoDaddy, Inc. Class A (a)	3,057	265,409
Mastercard, Inc. Class A	346	132,193
MongoDB, Inc. (a)	271	80,612
Nuvei Corp. (a)(b)	1,718	120,832
PayPal Holdings, Inc. (a)	698	183,078
Repay Holding Corp. (a)	1,444	32,995
Shopify, Inc. (a)	7	8,278
Snowflake, Inc. Class A (a)	72	16,674
Square, Inc. Class A (a)	748	183,125
Twilio, Inc. Class A (a)	582	214,060
Visa, Inc. Class A	605	141,304
Wix.com Ltd. (a)	888	282,277
		1,829,392
Semiconductors & Semiconductor Equipment – 8.7%
Applied Materials, Inc.	1,900	252,149
Cirrus Logic, Inc. (a)	48	3,572
Enphase Energy, Inc. (a)	367	51,105
Lam Research Corp.	333	206,610
Marvell Technology, Inc.	2,747	124,192
Micron Technology, Inc. (a)	4,235	364,506
NVIDIA Corp.	1,119	671,825
NXP Semiconductors N.V.	2,064	397,340
ON Semiconductor Corp. (a)	3,249	126,711
Semtech Corp. (a)	170	11,516
SolarEdge Technologies, Inc. (a)	324	85,387
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	239	27,901
		2,322,814
Software – 18.8%
Adobe, Inc. (a)	548	278,570
Alkami Technology, Inc. (a)	1,037	49,454
Alteryx, Inc. Class A (a)	32	2,616
Anaplan, Inc. (a)	1,461	87,149
Autodesk, Inc. (a)	357	104,212
Bill.com Holdings, Inc. (a)	25	3,866
Ceridian HCM Holding, Inc. (a)	958	90,512
Cloudflare, Inc. Class A (a)	489	41,438
Coupa Software, Inc. (a)	202	54,346
Digital Turbine, Inc. (a)	2,305	173,866
DocuSign, Inc. (a)	231	51,499
DoubleVerify Holdings, Inc. (a)	1,307	46,019

	Shares	Value

Dynatrace, Inc. (a)	4,967	$ 258,483
Elastic N.V. (a)	651	78,524
Everbridge, Inc. (a)	103	13,669
fuboTV, Inc. (a)	2,080	41,933
HubSpot, Inc. (a)	395	207,948
Intuit, Inc.	411	169,398
Lightspeed POS, Inc. (a)	2,898	202,364
Microsoft Corp.	8,286	2,089,563
RingCentral, Inc. Class A (a)	71	22,645
Salesforce.com, Inc. (a)	2,099	483,442
ServiceNow, Inc. (a)	294	148,873
The Trade Desk, Inc. Class A (a)	30	21,879
Workday, Inc. Class A (a)	463	114,361
Zendesk, Inc. (a)	172	25,138
Zoom Video Communications, Inc. Class A (a)	425	135,817
Zuora, Inc. Class A (a)	476	7,711
		5,005,295
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	7,493	985,030
TOTAL INFORMATION TECHNOLOGY		10,245,899
MATERIALS – 0.5%
Metals & Mining – 0.5%
First Quantum Minerals Ltd.	959	22,104
Freeport-McMoRan, Inc.	2,768	104,381
TOTAL MATERIALS		126,485
REAL ESTATE – 0.2%
Equity Real Estate Investment Trusts (REITs) – 0.0%
Crown Castle International Corp.	14	2,647
Real Estate Management & Development – 0.2%
Redfin Corp. (a)	519	36,735
TOTAL REAL ESTATE		39,382
UTILITIES – 1.2%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	139	12,331
Edison International	1,790	106,415
Evergy, Inc.	235	15,033
FirstEnergy Corp.	1,037	39,323
NextEra Energy, Inc.	722	55,962
		229,064
Independent Power and Renewable Electricity Producers – 0.3%
Brookfield Renewable Corp. Class A	495	20,519
The AES Corp.	2,410	67,046
		87,565
TOTAL UTILITIES		316,629
TOTAL COMMON STOCKS (Cost $26,026,401)		26,483,272
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 1.0%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $274,924)	274,924	$ 274,924
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $26,301,325)		26,758,196
NET OTHER ASSETS (LIABILITIES) – (0.3%)		(71,059)
NET ASSETS – 100.0%		$ 26,687,137

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,832 or 0.5% of net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report

Quarterly Report	7